9. FAIR VALUE MEASUREMENT (Details - Assumptions)	12 Months Ended		6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014
Fair Value Assumptions and Methodology for Assets and Liabilities
Risk free interest rate	0.02%	0.05%
Average expected life	3 months	3 months
Expected volatility	58.00%	76.00%
Expected dividends	0.00%	0.00%
Warrants [Member] | Minimum [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities
Risk free interest rate			0.02%
Average expected life			3 months
Expected volatility			78.90%
Warrants [Member] | Maximum [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities
Risk free interest rate			0.62%
Average expected life			3 years
Expected volatility			104.50%
Fair Value Inputs Level 3 [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities
Expected dividends			0.00%